Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	$ 212,372,249	$ 213,869,031
Increase (decrease) in existing provisions	40,578,852	20,585,539
Provisions used	(25,163,227)	(30,978,103)
Reversal of unused provision	(2,409,171)	(1,300,906)
Increase from adjustment to time value of money	12,737,015	11,338,594
Conversion Difference Foreign Currency Exchange	898,858	(118,593)
Decreases due to classification as held for sale	(2,261,180)	(1,023,313)
Total movements in provisions	24,381,147	(1,496,782)
Ending balance, provisions	236,753,396	212,372,249
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	17,104,559	14,414,328
Increase (decrease) in existing provisions	998,509	11,224,282
Provisions used	(5,369,356)	(7,178,867)
Reversal of unused provision	(1,110,322)	(1,300,906)
Conversion Difference Foreign Currency Exchange	(5,294)	(54,278)
Total movements in provisions	(5,486,463)	2,690,231
Ending balance, provisions	11,618,096	17,104,559
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	192,011,837	186,716,459
Increase (decrease) in existing provisions	35,791,283	11,059,100
Provisions used	(19,730,606)	(16,548,540)
Increase from adjustment to time value of money	12,737,015	11,338,594
Conversion Difference Foreign Currency Exchange	748,914	(72,347)
Decreases due to classification as held for sale	(2,261,180)	(481,429)
Total movements in provisions	27,285,426	5,295,378
Ending balance, provisions	219,297,263	192,011,837
Decommissioning or Restoration [Member] | Construction in Progress
Disclosure Of Other Provisions [Line Items]
Provisions used	(19,053,494)
Environment Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	3,255,853	12,738,244
Increase (decrease) in existing provisions	3,789,060	(1,697,843)
Provisions used	(63,265)	(7,250,696)
Reversal of unused provision	(1,298,849)
Conversion Difference Foreign Currency Exchange	155,238	8,032
Decreases due to classification as held for sale		(541,884)
Total movements in provisions	2,582,184	(9,482,391)
Ending balance, provisions	$ 5,838,037	$ 3,255,853